ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 684,436
Ending balance of onerous contracts provision	396,315
Current Liabilities	113,944	R$ 62,711
Non-Current Liabilities	282,371	621,725
Total onerous contracts provision	396,315	684,436
Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	684,436
Net reversals	(288,121)
Ending balance of onerous contracts provision	396,315
Total onerous contracts provision	396,315	684,436
Jirau Energia | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	627,061
Net reversals	(244,576)
Ending balance of onerous contracts provision	382,485
Total onerous contracts provision	382,485	627,061
Serena Geração S/A | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	46,848
Net reversals	(38,982)
Ending balance of onerous contracts provision	7,866
Total onerous contracts provision	7,866	46,848
Companhia Energética Sinop | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	10,527
Net reversals	(8,714)
Ending balance of onerous contracts provision	1,813
Total onerous contracts provision	1,813	10,527
Paulista Lajeado Energia S/A | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	0
Net reversals	2,456
Ending balance of onerous contracts provision	2,456
Total onerous contracts provision	2,456	0
BP Comercialização de energia | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	0
Net reversals	695
Ending balance of onerous contracts provision	695
Total onerous contracts provision	695	0
BRF Energia | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	0
Net reversals	1,000
Ending balance of onerous contracts provision	1,000
Total onerous contracts provision	R$ 1,000	R$ 0